Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (120.02%)
Communication Services (10.51%)
	Alternative Carriers (1.57%)
1,560,000	Iridium Communications, Inc. [1]	$36,290,321	$34,834,800

	Interactive Home Entertainment (1.27%)
475,000	Activision Blizzard, Inc.	24,827,985	28,253,000

	Interactive Media & Services (4.07%)
2,660,605	Zillow Group, Inc., Cl A [1]	101,722,847	90,380,752

	Movies & Entertainment (3.60%)
5,162,396	Manchester United plc, Cl A [2]	88,087,943	77,694,059
20,000	Spotify Technology SA [1,2]	2,466,768	2,428,800

		90,554,711	80,122,859

Total Communication Services		253,395,864	233,591,411

Consumer Discretionary (40.70%)
	Automobile Manufacturers (25.93%)
1,100,000	Tesla, Inc. [1]	235,289,421	576,400,000

	Casinos & Gaming (0.58%)
1,500,000	Red Rock Resorts, Inc., Cl A	25,914,843	12,825,000

	Hotels, Resorts & Cruise Lines (8.04%)
2,800,000	Hyatt Hotels Corp., Cl A	79,353,343	134,120,000
800,000	Marriott Vacations Worldwide Corp.	90,536,838	44,464,000

		169,890,181	178,584,000

	Leisure Facilities (6.15%)
925,000	Vail Resorts, Inc.	27,786,371	136,631,750

Total Consumer Discretionary		458,880,816	904,440,750

Financials (24.93%)
	Asset Management & Custody Banks (2.13%)
1,070,000	Brookfield Asset Management, Inc., Cl A [2]	56,603,817	47,347,500

	Financial Exchanges & Data (9.83%)
700,000	FactSet Research Systems, Inc.	46,576,636	182,476,000
125,000	MSCI, Inc.	26,834,524	36,120,000

		73,411,160	218,596,000

	Investment Banking & Brokerage (4.39%)
2,900,000	The Charles Schwab Corp.	50,169,841	97,498,000

	Property & Casualty Insurance (8.58%)
6,700,000	Arch Capital Group Ltd. [1,2]	30,603,795	190,682,000

Total Financials		210,788,613	554,123,500

Health Care (8.88%)
	Health Care Equipment (8.88%)
815,000	IDEXX Laboratories, Inc. [1]	35,695,399	197,425,600

Shares		Cost	Value
Common Stocks (continued)
Industrials (20.67%)
	Aerospace & Defense (0.86%)
125,625	HEICO Corp.	$9,632,520	$9,372,881
116,875	HEICO Corp., Cl A	7,586,429	7,468,313
150,000	Virgin Galactic Holdings, Inc. [1]	1,560,000	2,217,000

		18,778,949	19,058,194

	Research & Consulting Services (19.81%)
750,000	CoStar Group, Inc. [1]	99,556,853	440,407,500

Total Industrials		118,335,802	459,465,694

Information Technology (10.80%)
	Application Software (3.57%)
1,000,000	Guidewire Software, Inc. [1]	80,469,957	79,310,000

	Data Processing & Outsourced Services (1.70%)
44,500	Adyen N.V., 144A (Netherlands) [1,2]	40,849,055	37,820,296

	Internet Services & Infrastructure (1.83%)
700,000	GDS Holdings Limited, ADR [1,2]	37,434,004	40,579,000

	Internet Software & Services (0.45%)
24,000	Shopify, Inc., Cl A [1,2]	9,840,529	10,006,320

	IT Consulting & Other Services (3.25%)
725,000	Gartner, Inc. [1]	86,088,668	72,188,250

Total Information Technology		254,682,213	239,903,866

Real Estate (3.53%)
	Office REITs (1.35%)
985,000	Douglas Emmett, Inc.	27,057,206	30,052,350

	Specialized REITs (2.18%)
1,750,000	Gaming and Leisure Properties, Inc.	54,898,392	48,492,500

Total Real Estate		81,955,598	78,544,850

Total Common Stocks		1,413,734,305	2,667,495,671

Private Common Stocks (2.63%)
Industrials (2.63%)
	Aerospace & Defense (2.63%)
221,631	Space Exploration Technologies Corp., Cl A [1,3,4,6]	29,920,185	51,409,527
30,221	Space Exploration Technologies Corp., Cl C [1,3,4,6]	4,079,835	7,010,063

Total Private Common Stocks		34,000,020	58,419,590

See Notes to Schedules of Investments.

Baron Partners Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Private Preferred Stocks (4.62%)
Industrials (4.62%)
	Aerospace & Defense (4.62%)
311,111	Space Exploration Technologies Corp., Cl H [1,3,4,6]	$41,999,985	$72,165,307
131,657	Space Exploration Technologies Corp., Cl I [1,3,4,6]	22,250,032	30,539,158

Total Private Preferred Stocks		64,250,017	102,704,465

Private Partnerships (0.01%)
Financials (0.01%)
	Asset Management & Custody Banks (0.01%)
7,579,130	Windy City Investments Holdings, L.L.C. [1,3,4,6]	0	194,026

Principal Amount
Short Term Investments (0.01%)
$179,479	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $179,479; (Fully collateralized by $180,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $186,771) [5]	179,479	179,479

Total Investments (127.29%)		$1,512,163,821	2,828,993,231

Liabilities Less Cash and Other Assets (-27.29%)			(606,538,754)

Net Assets			$2,222,454,477

Retail Shares (Equivalent to $54.72 per share based on 20,144,464 shares outstanding)			$1,102,308,551

Institutional Shares (Equivalent to $56.16 per share based on 17,302,656 shares outstanding)			$971,773,693

R6 Shares (Equivalent to $56.16 per share based on 2,641,895 shares outstanding)			$148,372,233

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2020, the market value of restricted and fair valued securities amounted to $161,318,081 or 7.26% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $37,820,296 or 1.70% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Focused Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.42%)
Communication Services (7.55%)
	Alternative Carriers (3.93%)
401,472	Iridium Communications, Inc. [1]	$2,949,375	$8,964,870

	Movies & Entertainment (3.62%)
550,000	Manchester United plc, Cl A 2	8,719,506	8,277,500

Total Communication Services		11,668,881	17,242,370

Consumer Discretionary (45.34%)
	Automobile Manufacturers (20.65%)
90,000	Tesla, Inc. [1]	20,342,221	47,160,000

	Casinos & Gaming (4.73%)
500,000	Penn National Gaming, Inc. [1]	9,756,655	6,325,000
523,409	Red Rock Resorts, Inc., Cl A	7,442,026	4,475,147

		17,198,681	10,800,147

	Hotels, Resorts & Cruise Lines (11.29%)
155,000	Choice Hotels International, Inc.	5,375,923	9,493,750
340,000	Hyatt Hotels Corp., Cl A	12,201,302	16,286,000

		17,577,225	25,779,750

	Leisure Facilities (8.67%)
134,000	Vail Resorts, Inc.	8,130,896	19,793,140

Total Consumer Discretionary		63,249,023	103,533,037

Financials (12.30%)
	Financial Exchanges & Data (8.56%)
75,000	FactSet Research Systems, Inc.	5,828,282	19,551,000

	Property & Casualty Insurance (3.74%)
300,000	Arch Capital Group Ltd. [1,2]	1,800,056	8,538,000

Total Financials		7,628,338	28,089,000

Industrials (15.95%)
	Research & Consulting Services (15.95%)
62,000	CoStar Group, Inc. [1]	11,035,717	36,407,020

Information Technology (5.99%)
	Application Software (3.54%)
101,870	Guidewire Software, Inc. [1]	4,816,691	8,079,309

	Data Processing & Outsourced Services (1.12%)
3,000	Adyen N.V. (Netherlands), 144A 1,2	2,896,294	2,549,683

	Internet Services & Infrastructure (1.33%)
52,600	GDS Holdings Limited, ADR [1,2]	3,213,846	3,049,222

Total Information Technology		10,926,831	13,678,214

Real Estate (2.29%)
	Residential REITs (2.29%)
225,000	American Homes 4 Rent, Cl A	4,700,804	5,220,000

Total Common Stocks		109,209,594	204,169,641

Private Common Stocks (2.41%)
Industrials (2.41%)
	Aerospace & Defense (2.41%)
20,859	Space Exploration Technologies Corp., Cl A 1,3,4,6	2,815,965	4,838,454
2,844	Space Exploration Technologies Corp., Cl C 1,3,4,6	383,940	659,694

Total Private Common Stocks		3,199,905	5,498,148

Shares		Cost	Value
Private Preferred Stocks (3.16%)
Industrials (3.16%)
	Aerospace & Defense (3.16%)
29,630	Space Exploration Technologies Corp., Cl H 1,3,4,6	$4,000,050	$6,872,974
1,479	Space Exploration Technologies Corp., Cl I 1,3,4,6	249,951	343,069

Total Private Preferred Stocks		4,250,001	7,216,043

Principal Amount
Short Term Investments (4.80%)
$ 10,969,070	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $10,969,070; (Fully collateralized by $10,785,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $11,190,721) [5]	10,969,070	10,969,070

Total Investments (99.79%)		$127,628,570	227,852,902

Cash and Other Assets Less Liabilities (0.21%)			477,950

Net Assets			$228,330,852

Retail Shares (Equivalent to $16.79 per share based on 2,616,913 shares outstanding)			$43,947,769

Institutional Shares (Equivalent to $17.21 per share based on 4,812,199 shares outstanding)			$82,824,844

R6 Shares (Equivalent to $17.22 per share based on 5,897,604 shares outstanding)			$101,558,239

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At March 31, 2020, the market value of restricted and fair valued securities amounted to $12,714,191 or 5.57% of net assets. These securities are not deemed liquid. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $2,549,683 or 1.12% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.91%)
Argentina (0.54%)
2,863	MercadoLibre, Inc. [1]	$1,468,341	$1,398,805

Australia (2.53%)
865,608	NEXTDC Limited [1,2]	4,393,801	4,705,122
298,979	Treasury Wine Estates Ltd. [2]	3,049,070	1,856,231

Total Australia		7,442,871	6,561,353

Belgium (0.40%)
23,131	KBC Group NV 2	1,721,920	1,049,573

Brazil (4.69%)
210,000	Afya Ltd., Cl A 1	3,990,000	4,002,600
60,466	Arco Platform Limited, Cl A 1	1,058,155	2,555,293
186,339	Azul SA 1	1,803,629	629,366
65,239	Azul SA, ADR [1]	1,894,189	664,785
165,249	Notre Dame Intermedica Participacoes S.A.	1,904,621	1,429,841
94,100	PagSeguro Digital Ltd., Cl A 1	2,469,753	1,818,953
55,627	XP, Inc., Cl A 1	1,804,305	1,073,045

Total Brazil		14,924,652	12,173,883

Canada (3.62%)
49,771	Brookfield Asset Management, Inc., Cl A	2,504,618	2,202,367
109,500	CAE, Inc.	1,213,884	1,384,215
4,925	Constellation Software, Inc.	614,355	4,476,070
65,655	The Stars Group Inc. [1]	1,138,054	1,340,675

Total Canada		5,470,911	9,403,327

China (14.82%)
23,100	Alibaba Group Holding Limited, ADR [1]	3,199,882	4,492,488
613,242	China Conch Venture Holdings Ltd. [2]	2,558,039	2,719,725
103,310	China International Travel Service Limited, Cl A 2	1,175,680	967,606
347,440	Galaxy Entertainment Group Ltd. [2]	2,558,317	1,829,904
51,514	GDS Holdings Limited, ADR [1]	1,988,083	2,986,267
279,566	Glodon Co. Ltd., Cl A 2	1,352,494	1,662,352
1,507,371	Haitong Securities Co., Ltd., Cl H 2	2,024,054	1,369,210
467,979	Hangzhou Hikvision Digital Technology Co. Ltd., Cl A 2	2,309,308	1,817,001
1,103,430	Hua Hong Semiconductor Limited, 144A 2	2,363,819	1,984,022
1,727,374	Kingdee International Software Group Co. Ltd. [2]	1,412,844	2,272,089
494,172	Kingsoft Corp. Ltd. [1,2]	1,768,178	1,588,478
284,365	Midea Group Co. Ltd., Cl A 2	2,063,254	1,924,313
61,797	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Cl A 2	1,635,003	2,248,263
64,237	Tencent Holdings Limited [2]	1,766,134	3,175,080

Shares		Cost	Value
Common Stocks (continued)
China (continued)
16,051	Tencent Holdings Limited, ADR	$729,171	$787,944
1,559,273	WH Group Ltd., 144A 2	1,190,787	1,439,222
101,554	Zai Lab Limited, ADR [1]	2,269,524	5,228,000

Total China		32,364,571	38,491,964

France (5.19%)
78,988	BNP Paribas S.A. [2]	4,240,912	2,306,072
31,101	Danone SA 2	2,437,216	1,990,407
6,480	Eurofins Scientific SE 2	580,126	3,162,238
9,787	LVMH Moët Hennessy Louis Vuitton SE 2	2,625,708	3,589,393
114,582	Vivendi SA 2	2,829,249	2,422,650

Total France		12,713,211	13,470,760

Germany (3.65%)
34,919	Symrise AG 2	2,055,016	3,230,315
154,000	TeamViewer AG 1,2	5,329,552	6,261,787

Total Germany		7,384,568	9,492,102

Hong Kong (0.60%)
244,000	Techtronic Industries Co. Ltd. [2]	1,558,203	1,549,376

India (4.71%)
41,256	Bajaj Finance Ltd. [2]	2,024,716	1,205,791
114,000	Godrej Properties Limited [1,2]	1,446,712	906,814
97,494	HDFC Bank Ltd [2]	1,500,244	1,111,055
1,097,162	JM Financial Limited [2]	1,486,279	940,107
67,332	Kotak Mahindra Bank Ltd. [2]	1,199,803	1,149,277
512,859	Max Financial Services Limited [1,2]	3,601,428	2,589,381
152,100	Reliance Industries Ltd. [2]	2,964,136	2,217,957
347,835	Reliance Nippon Life Asset Management Ltd., 144A [2]	1,114,133	1,138,030
78,446	Titan Co. Ltd. [2]	1,160,536	966,197

Total India		16,497,987	12,224,609

Indonesia (0.21%)
9,623,800	PT Tower Bersama Infrastructure, Tbk. [2]	625,568	533,886

Ireland (0.57%)
2,748,974	Glenveagh Properties PLC, 144A 1	3,496,652	1,470,443

Israel (3.39%)
20,066	Mellanox Technologies Ltd. [1]	757,760	2,434,407
211,500	Tower Semiconductor Ltd. [1]	4,700,710	3,367,080
29,904	Wix.com Ltd. [1]	1,540,493	3,014,921

Total Israel		6,998,963	8,816,408

Italy (0.65%)
218,452	UniCredit SpA [2]	3,074,422	1,690,072

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
Japan (14.10%)
29,800	FANUC Corp. [2]	$4,946,270	$3,982,049
15,348	Keyence Corporation [2]	4,164,729	4,934,572
13,100	KOSÉ Corporation [2]	1,781,589	1,621,015
108,400	MonotaRO Co, Ltd. [2]	1,518,366	2,864,082
161,462	Nexon Co, Ltd. [2]	2,462,305	2,638,424
79,000	Okamoto Industries, Inc. [2]	3,798,331	2,824,770
134,400	Recruit Holdings Co, Ltd. [2]	2,673,770	3,471,723
117,400	SMS Co. Ltd. [2]	2,926,997	2,264,150
44,569	Sony Corporation, ADR	1,866,730	2,637,593
69,600	Square Enix Holdings Co, Ltd. [2]	2,299,803	3,109,426
151,400	Takeda Pharmaceutical Company Limited [2]	6,622,617	4,609,841
36,000	TechnoPro Holdings, Inc. [2]	2,492,711	1,680,145

Total Japan		37,554,218	36,637,790

Korea, Republic of (0.67%)
27,464	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,2]	2,593,256	1,745,245

Mexico (0.68%)
953,827	Grupo Mexico S.A.B. de C.V., Series B	2,597,430	1,768,736

Netherlands (4.57%)
46,405	argenx SE, ADR [1]	1,576,101	6,112,931
17,200	Koninklijke DSM NV 2	1,768,604	1,934,806
73,000	Koninklijke Vopak N.V. [2]	3,681,865	3,833,237

Total Netherlands		7,026,570	11,880,974

Norway (0.84%)
176,509	Golar LNG Ltd.	4,178,601	1,390,891
148,784	Opera Limited, ADR [1]	1,026,590	798,970

Total Norway		5,205,191	2,189,861

Panama (0.73%)
41,828	Copa Holdings, S.A., Cl A	3,150,089	1,894,390

Russia (2.05%)
1,966,619	Detsky Mir PJSC, 144A 2	3,061,165	2,269,847
9,553	Novatek PJSC, GDR	1,053,674	1,101,461
208,106	Sberbank of Russia PJSC, ADR [2]	2,592,572	1,960,321

Total Russia		6,707,411	5,331,629

Spain (2.08%)
15,000	Aena SME, S.A., 144A 2	1,737,681	1,627,415
145,745	Industria de Diseno Textil, S.A. [2]	4,348,149	3,776,779

Total Spain		6,085,830	5,404,194

Shares		Cost	Value
Common Stocks (continued)
Sweden (2.36%)
25,672	Spotify Technology SA 1	$3,616,887	$3,117,608
371,000	Telefonaktiebolaget LM Ericsson, ADR	3,264,669	3,001,390

Total Sweden		6,881,556	6,118,998

Switzerland (3.53%)
207,000	Clariant AG 2	4,369,449	3,445,354
190,000	Credit Suisse Group AG 2	1,873,962	1,533,556
55,011	Julius Baer Group Ltd. [2]	2,165,536	1,842,729
23,000	Nestle S.A. [2]	1,925,779	2,354,459

Total Switzerland		10,334,726	9,176,098

United Arab Emirates (0.57%)
304,067	Network International Holdings plc, 144A 1,2	1,974,987	1,478,499

United Kingdom (15.37%)
162,500	AstraZeneca PLC, ADR	5,988,570	7,257,250
934,000	B&M European Value Retail S.A. [2]	4,367,774	3,172,066
62,500	Dechra Pharmaceuticals PLC [2]	1,993,541	1,802,339
112,423	Endava plc, ADR [1]	2,642,283	3,952,793
154,158	Experian plc [2]	2,944,074	4,284,256
295,701	Future PLC [2]	4,455,458	3,672,194
818,049	Horizon Discovery Group plc [1]	1,909,477	1,066,904
23,510	Linde Public Limited Company [1,2]	3,453,532	4,077,525
650,000	Rentokil Initial plc [2]	2,766,778	3,104,389
1,289,945	S4 Capital PLC [1]	3,003,923	2,435,406
843,920	Trainline Plc, 144A 1,2	3,709,980	3,503,732
265,780	WANdisco plc [1]	2,538,813	1,584,602

Total United Kingdom		39,774,203	39,913,456

United States (3.79%)
49,103	Agilent Technologies, Inc.	2,176,535	3,516,757
108,067	Arch Capital Group Ltd. [1]	1,791,085	3,075,587
26,793	Fidelity National Information Services, Inc.	2,394,396	3,259,100

Total United States		6,362,016	9,851,444

Total Common Stocks		251,990,323	251,717,875

See Notes to Schedules of Investments.

Baron International Growth Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (2.48%)
$6,447,630	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $6,447,630; (Fully collateralized by $6,340,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $6,578,504) [2]	$6,447,630	$6,447,630

Total Investments (99.39%)		$258,437,953	258,165,505

Cash and Other Assets Less Liabilities (0.61%)			1,596,825

Net Assets			$259,762,330

Retail Shares (Equivalent to $19.23 per share based on 2,531,963 shares outstanding)			$48,678,004

Institutional Shares (Equivalent to $19.53 per share based on 10,096,611 shares outstanding)			$197,214,825

R6 Shares (Equivalent to $19.53 per share based on 710,026 shares outstanding)			$13,869,501

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $14,911,210 or 5.74% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2020	Percentage of Net Assets
Information Technology	22.1%
Consumer Discretionary	15.4
Health Care	14.0
Industrials	13.0
Financials	10.1
Communication Services	8.4
Materials	6.7
Consumer Staples	3.6
Energy	3.3
Real Estate	0.3
Cash and Cash Equivalents *	3.1

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (95.82%)
Communication Services (2.38%)
	Interactive Media & Services (2.38%)
311,360	Zillow Group, Inc., Cl C [1]	$12,426,477	$11,215,187

Consumer Discretionary (28.37%)
	Casinos & Gaming (11.06%)
556,800	Boyd Gaming Corporation	10,035,906	8,029,056
456,250	MGM Resorts International	6,018,455	5,383,750
1,536,600	Penn National Gaming, Inc. [1]	24,685,042	19,437,990
1,138,009	Red Rock Resorts, Inc., Cl A	15,956,677	9,729,977
159,850	Wynn Resorts Ltd.	8,140,534	9,621,372

		64,836,614	52,202,145

	Distributors (1.50%)
35,900	Pool Corp.	7,275,005	7,064,043

	Home Improvement Retail (6.14%)
76,800	Home Depot, Inc.	12,723,847	14,339,328
170,400	Lowe’s Companies, Inc.	18,295,723	14,662,920

		31,019,570	29,002,248

	Homebuilding (7.18%)
324,797	D.R. Horton, Inc.	12,993,767	11,043,098
240,429	Installed Building Products, Inc. [1]	13,865,434	9,585,904
347,400	Lennar Corp., Cl A	15,222,115	13,270,680

		42,081,316	33,899,682

	Hotels, Resorts & Cruise Lines (2.49%)
56,600	Hilton Worldwide Holdings, Inc.	3,358,762	3,862,384
142,200	Marriott Vacations Worldwide Corp.	7,012,855	7,903,476

		10,371,617	11,765,860

Total Consumer Discretionary		155,584,122	133,933,978

Financials (4.87%)
	Asset Management & Custody Banks (4.87%)
519,050	Brookfield Asset Management, Inc., Cl A [2]	13,945,947	22,967,963

Industrials (7.12%)
	Building Products (2.55%)
76,524	Armstrong World Industries, Inc.	6,513,004	6,077,536
74,550	Trex Co., Inc. [1]	4,458,906	5,974,437

		10,971,910	12,051,973

	Research & Consulting Services (2.37%)
19,050	CoStar Group, Inc. [1]	5,563,571	11,186,350

	Trading Companies & Distributors (2.20%)
140,901	SiteOne Landscape Supply, Inc. [1]	7,514,684	10,373,132

Total Industrials		24,050,165	33,611,455

Shares		Cost	Value
Common Stocks (continued)
Information Technology (8.87%)
	Internet Services & Infrastructure (8.87%)
580,800	GDS Holdings Limited, ADR [1,2]	$15,942,473	$33,668,976
1,506,050	NEXTDC Limited (Australia) [1,2,4]	7,633,837	8,186,326

Total Information Technology		23,576,310	41,855,302

Materials (5.13%)
	Construction Materials (3.28%)
143,450	Vulcan Materials Co.	17,339,031	15,502,641

	Specialty Chemicals (1.85%)
19,000	The Sherwin-Williams Co.	6,085,086	8,730,880

Total Materials		23,424,117	24,233,521

Real Estate (39.08%)
	Hotel & Resort REITs (1.25%)
249,350	MGM Growth Properties LLC, Cl A	5,017,130	5,902,115

	Industrial REITs (5.43%)
183,450	Prologis, Inc.	10,636,776	14,743,877
265,223	Rexford Industrial Realty, Inc.	11,430,639	10,876,795

		22,067,415	25,620,672

	Office REITs (0.81%)
124,900	Douglas Emmett, Inc.	2,281,481	3,810,699

	Real Estate Development (0.21%)
98,646	Forestar Group, Inc. [1]	1,726,305	1,020,986

	Real Estate Services (7.05%)
618,000	CBRE Group, Inc., Cl A [1]	15,274,973	23,304,780
98,831	Jones Lang LaSalle, Inc.	14,456,190	9,979,954

		29,731,163	33,284,734

	Residential REITs (3.81%)
149,600	Equity LifeStyle Properties, Inc.	7,525,381	8,599,008
439,700	Invitation Homes, Inc.	10,571,624	9,396,389

		18,097,005	17,995,397

	Specialized REITs (20.52%)
93,050	Alexandria Real Estate Equities, Inc. [3]	6,082,235	12,753,433
75,100	American Tower Corp.	6,528,918	16,353,025
322,840	Americold Realty Trust [3]	8,003,619	10,989,474
82,478	Digital Realty Trust, Inc.	9,937,774	11,457,019
44,290	Equinix, Inc.	8,118,461	27,662,205
294,669	Gaming and Leisure Properties, Inc.	7,402,275	8,165,278
35,050	SBA Communications Corp.	7,862,637	9,462,448

		53,935,919	96,842,882

Total Real Estate		132,856,418	184,477,485

Total Common Stocks		385,863,556	452,294,891

See Notes to Schedules of Investments.

Baron Real Estate Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (3.68%)
$17,367,027	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $17,367,027; (Fully collateralized by $17,075,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $17,717,344)[4]	$17,367,027	$17,367,027

Total Investments (99.50%)		$403,230,583	469,661,918

Cash and Other Assets Less Liabilities (0.50%)			2,355,261

Net Assets			$472,017,179

Retail Shares (Equivalent to $20.96 per share based on 8,864,204 shares outstanding)			$185,823,499

Institutional Shares (Equivalent to $21.38 per share based on 12,898,629 shares outstanding)			$275,809,726

R6 Shares (Equivalent to $21.38 per share based on 485,599 shares outstanding)			$10,383,954

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S &P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (98.34%)
Argentina (1.24%)
198,333	Globant S.A. [1]	$20,622,041	$17,429,504
60,803	MercadoLibre, Inc. [1]	27,900,423	29,707,130

Total Argentina		48,522,464	47,136,634

Brazil (7.11%)
1,332,770	Afya Ltd., Cl A 1	36,197,009	25,402,596
4,718,500	Azul SA 1	45,319,493	15,936,890
1,201,665	Azul SA, ADR [1]	38,965,559	12,244,966
4,271,770	B3 S.A.—Brasil, Bolsa, Balcao	13,714,433	29,513,778
28,940,124	Cogna Educacao	79,102,309	22,278,343
5,467,271	Notre Dame Intermedica Participacoes S.A.	64,991,330	47,306,346
2,163,795	PagSeguro Digital Ltd., Cl A 1	53,420,557	41,826,157
10,733,841	Rumo S.A. [1]	38,270,846	40,591,978
804,889	StoneCo Ltd., Cl A 1	20,214,108	17,522,434
929,596	XP, Inc., Cl A 1	29,837,756	17,931,907

Total Brazil		420,033,400	270,555,395

China (44.53%)
1,338,874	Alibaba Group Holding Limited, ADR [1]	153,258,224	260,384,216
18,899,596	China Conch Venture Holdings Ltd. [3]	71,968,878	83,819,605
3,806,124	China International Travel Service Limited, Cl A 3	39,230,949	35,648,344
13,526,732	China Mengniu Dairy Co. Ltd. [3]	24,923,572	46,649,871
5,780,771	Galaxy Entertainment Group Ltd. [1,3]	42,101,927	30,446,281
1,420,964	GDS Holdings Limited, ADR[1]	53,536,772	82,373,283
7,697,961	Glodon Co. Ltd., Cl A 3	35,523,091	45,773,522
45,260,557	Guangzhou Automobile Group Co., Limited, Cl H 3	53,318,947	45,020,966
24,336,146	Haitong Securities Co., Ltd., Cl H [3]	37,779,716	22,105,567
14,273,012	Hangzhou Hikvision Digital Technology Co., Ltd., Cl A 3	61,286,029	55,417,185
2,578,584	Hangzhou Tigermed Consulting Co. Ltd., CI A [3]	28,433,992	23,089,285
19,703,320	Hua Hong Semiconductor Limited, 144A [3]	42,896,553	35,427,541
28,181,166	Kingdee International Software Group Co. Ltd. [3]	15,061,203	37,067,898
10,344,780	Kingsoft Corp. Ltd. [1,3]	36,343,476	33,252,510
39,714,039	Lenovo Group Limited [3]	28,657,636	21,038,208
2,185,804	LexinFintech Holdings Ltd., ADR [1]	28,067,981	19,388,082
2,926,676	Meituan Dianping, Cl B 1, [3]	27,457,458	34,889,623
8,305,855	Midea Group Co., Ltd., Cl A [3]	44,898,884	56,206,151
2,304,544	New Frontier Health Corp. [1]	23,796,588	19,012,488
470,862	New Oriental Education & Technology Group, Inc., ADR [1]	34,072,284	50,966,103

Shares		Cost	Value
Common Stocks (continued)
China (continued)
6,967,786	Ping An Insurance (Group) Company of China, Ltd., CI H [3]	$77,225,196	$68,049,176
3,543,141	Shanghai Henlius Biotech, Inc., Cl H, 144A 1	22,595,577	17,161,000
1,391,848	Shenzhen Mindray Bio- Medical Electronics Co. Ltd., Cl A [3]	36,106,694	50,637,424
4,253,486	Shenzhou International Group Holdings Ltd. [3]	18,708,658	44,619,328
38,223,365	Sino Biopharmaceutical Ltd. [3]	37,386,143	49,884,367
3,798,550	Sinopharm Group Co. Ltd., Cl H [3]	13,420,176	8,416,423
1,703,892	Sunny Optical Technology Group Co. Ltd. [3]	10,084,395	22,538,830
3,573,192	Tencent Holdings Limited [3]	88,642,827	176,614,283
243,294	Tencent Holdings Limited, ADR	11,731,766	11,943,302
1,238,695	Tencent Music Entertainment Group, ADR [1]	16,584,404	12,461,272
39,461,054	WH Group Limited, 144A [3]	31,015,757	36,422,872
15,733,224	Xiaomi Corporation, Cl B, 144A 1, [3]	18,777,129	20,890,361
4,371,196	Yunnan Baiyao Group Co. Ltd., Cl A [3]	63,288,734	52,377,908
1,664,042	Zai Lab Limited, ADR[1]	34,837,702	85,664,882

Total China		1,363,019,318	1,695,658,157

Hong Kong (1.32%)
7,932,950	Techtronic Industries Co. Ltd. [3]	33,594,441	50,373,466

Hungary (0.59%)
801,192	Wizz Air Holdings Plc, 144A 1,3	26,993,181	22,550,688

India (17.38%)
923,191	Asian Paints Ltd. [3]	23,204,790	20,335,717
1,061,598	Bajaj Finance Limited [3]	41,457,876	31,027,374
5,586,984	Bharti Airtel Ltd. [1,3]	41,412,847	32,561,634
885,258	Britannia Industries Limited [3]	26,273,067	31,309,186
1,843,505	Divi’s Laboratories Ltd. [3]	20,596,972	48,095,959
1,046,529	Dr. Reddy’s Laboratories Ltd. [3]	42,342,528	42,606,911
338,454	Dr. Reddy’s Laboratories Ltd., ADR	13,860,155	13,649,850
14,543,317	Edelweiss Financial Services Limited [3]	31,171,459	7,368,944
2,999,419	HDFC Bank Limited [3]	47,209,007	34,181,784
1,223,612	Hindustan Unilever Ltd. [3]	35,739,612	37,108,480
1,665,752	Housing Development Finance Corp., Limited [3]	44,267,596	35,954,168
1,731,663	ICICI Lombard General Insurance Co. Ltd., 144A [3]	31,398,468	24,738,453
22,528,302	JM Financial Limited [3]	40,586,242	19,303,463
2,093,527	Kotak Mahindra Bank Ltd. [3]	23,594,930	35,734,010
8,890,541	Max Financial Services Ltd. [1,3]	76,173,430	44,887,576
5,061,038	Reliance Industries Limited [3]	97,942,770	73,801,212

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (continued)
India (continued)
9,096,380	Reliance Nippon Life Asset Management Limited, 144A [3]	$31,204,157	$29,761,104
4,512,957	SBI Life Insurance Company Limited, 144A [3]	47,804,662	38,247,151
3,846,048	Tata Communications Ltd. [3]	22,831,792	11,799,189
7,534,817	Tata Consumer Products Ltd. (formerly, Tata Global Beverages Ltd.) [3]	26,980,523	29,250,523
1,617,221	Titan Co. Ltd. [3]	24,315,585	19,918,846

Total India		790,368,468	661,641,534

Indonesia (1.02%)
122,063,520	PT Telecom Indonesia (Persero) Tbk [3]	36,824,671	23,706,760
270,081,625	PT Tower Bersama Infrastructure, Tbk [3]	26,460,301	14,982,943

Total Indonesia		63,284,972	38,689,703

Japan (0.89%)
105,215	Keyence Corp. [3]	36,405,785	33,827,927

Korea, Republic of (5.41%)
774,326	KB Financial Group, Inc. [3]	29,561,118	21,777,156
651,732	KIA Motors Corp. [3]	19,152,423	13,718,245
526,781	Korea Shipbuilding & Offshore Engineering Co. Ltd. [1,3]	54,238,456	33,475,167
3,524,082	Samsung Electronics Co., Ltd. [3]	108,767,275	137,021,549

Total Korea, Republic of		211,719,272	205,992,117

Mexico (3.95%)
526,632	Fomento Económico Mexicano, S.A.B. de C.V., ADR	48,323,372	31,866,502
3,446,783	GRUMA, S.A.B. de C.V., Cl B 1	46,340,766	26,512,151
16,905,595	Grupo México S.A.B. de C.V., Series B	44,837,907	31,349,020
6,523,578	Infraestructura Energetica Nova S.A.B. de C.V.	28,413,159	20,022,414
17,209,528	Wal-Mart de México, S.A.B de C.V.	39,535,487	40,545,495

Total Mexico		207,450,691	150,295,582

Shares		Cost	Value
Common Stocks (continued)
Norway (0.41%)
2,003,615	Golar LNG Ltd. [1]	$23,807,121	$15,788,486

Panama (0.83%)
701,324	Copa Holdings, S.A., Cl A	48,463,258	31,762,964

Philippines (1.86%)
57,116,865	Ayala Land, Inc. [3]	43,470,940	33,704,935
18,343,176	BDO Unibank, Inc. [3]	40,291,066	37,080,429

Total Philippines		83,762,006	70,785,364

Russia (3.05%)
286,221	Novatek PJSC, GDR	37,999,819	33,001,281
5,991,018	Sberbank of Russia PJSC, ADR [3]	58,471,027	56,434,329
781,033	Yandex N.V., Cl A 1	13,969,701	26,594,174

Total Russia		110,440,547	116,029,784

South Africa (1.44%)
2,494,594	Bid Corp. Ltd. [3]	49,486,788	29,403,736
3,133,053	Bidvest Group Ltd. [3]	31,876,119	25,542,651

Total South Africa		81,362,907	54,946,387

Taiwan, Province of China (5.76%)
11,199,879	Delta Electronics, Inc. [3]	46,629,653	44,327,041
2,091,439	Eclat Textile Co., Ltd. [3]	23,611,782	16,556,600
2,511,921	Ginko International Co., Ltd. [3]	27,749,965	11,214,032
3,078,766	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	93,917,172	147,134,227

Total Taiwan, Province of China		191,908,572	219,231,900

Thailand (0.83%)
17,085,334	CP All Plc., Cl F [3]	38,353,227	31,592,982

United Arab Emirates (0.72%)
5,681,528	Network International
	Holdings plc, 144A [3]	36,725,036	27,625,926

Total Common Stocks		3,816,214,666	3,744,484,996

Private Common Stocks (0.22%)
India (0.22%)
3,846,048	Hemisphere Properties India Limited [1,2,4]	14,647,473	8,202,496

See Notes to Schedules of Investments.

Baron Emerging Markets Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Principal Amount		Cost	Value
Short Term Investments (0.77%)
$ 29,489,012	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $29,489,012; (Fully collateralized by $28,990,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $30,080,575) [3]	$29,489,012	$29,489,012

Total Investments (99.33%)		$3,860,351,151	3,782,176,504

Cash and Other Assets Less Liabilities (0.67%)			25,359,490

Net Assets			$3,807,535,994

Retail Shares (Equivalent to $11.03 per share based on 40,746,332 shares outstanding)			$449,622,774

Institutional Shares (Equivalent to $11.06 per share based on 302,866,535 shares outstanding)			$3,350,093,092

R6 Shares (Equivalent to $11.07 per share based on 706,558 shares outstanding)			$7,820,128

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]

At March 31, 2020, the market value of restricted and fair valued securities amounted to $8,202,496 or 0.22% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.

[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[4]	Level 3 security. See Note 4 regarding Fair Value Measurements
ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $252,825,096 or 6.64% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2020	Percentage of Net Assets
Information Technology	21.6%
Consumer Discretionary	18.0
Financials	15.1
Health Care	12.3
Consumer Staples	8.9
Industrials	8.3
Communication Services	8.2
Energy	3.2
Materials	1.4
Real Estate	1.1
Utilities	0.5
Cash and Cash Equivalents *	1.4

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Global Advantage Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (89.65%)
Argentina (3.76%)
70,650	Globant S.A. [1]	$4,931,815	$6,208,722
26,429	MercadoLibre, Inc. [1]	13,835,017	12,912,681

Total Argentina		18,766,832	19,121,403

Brazil (4.48%)
524,267	Afya Ltd., Cl A 1	12,416,583	9,992,529
50,228	Arco Platform Limited, Cl A 1	984,439	2,122,635
311,318	PagSeguro Digital Ltd., Cl A 1	9,613,947	6,017,777
213,907	StoneCo Ltd., Cl A 1	7,578,633	4,656,756

Total Brazil		30,593,602	22,789,697

Canada (3.03%)
8,416	Constellation Software, Inc.	6,018,735	7,648,854
18,668	Shopify, Inc., Cl A 1	6,508,299	7,783,249

Total Canada		12,527,034	15,432,103

China (13.29%)
151,198	Alibaba Group Holding Limited, ADR [1]	26,133,353	29,404,987
144,002	GDS Holdings Limited, ADR [1]	6,089,706	8,347,796
358,518	Meituan Dianping, Cl B 1,2	2,817,749	4,273,981
107,775	Pinduoduo, Inc., ADR [1]	2,671,319	3,883,133
286,250	TAL Education Group, ADR [1]	10,692,857	15,245,675
124,794	Zai Lab Limited, ADR [1]	5,786,924	6,424,395

Total China		54,191,908	67,579,967

Israel (7.73%)
326,882	Fiverr International Ltd. [1]	7,503,852	8,227,620
177,781	Mellanox Technologies Ltd. [1]	18,297,157	21,568,391
94,613	Wix.com Ltd. [1]	11,485,724	9,538,883

Total Israel		37,286,733	39,334,894

Netherlands (5.89%)
10,284	Adyen N.V., 144A 1	8,083,825	8,740,313
84,535	argenx SE, ADR [1]	7,743,298	11,135,796
38,227	ASML Holding N.V. [2]	8,394,703	10,077,193

Total Netherlands		24,221,826	29,953,302

United Arab Emirates (1.02%)
1,064,346	Network International Holdings plc, 144A 1, [2]	7,805,999	5,175,288

United Kingdom (2.06%)
298,049	Endava plc, ADR [1]	9,776,035	10,479,403

United States (48.39%)
53,993	10X Genomics, Inc., Cl A 1	3,591,386	3,364,844
196,272	Acceleron Pharma, Inc. [1]	8,364,542	17,638,965
14,469	Alphabet, Inc., Cl C 1	16,684,825	16,824,698
15,432	Amazon.com, Inc. [1]	25,363,442	30,088,079
110,322	Bill.Com Holdings, Inc. [1]	3,312,619	3,773,012
226,953	Cloudflare, Inc., Cl A 1	3,782,343	5,328,856
185,591	Crowdstrike Holdings, Inc., Cl A1	10,822,568	10,333,707
142,324	Datadog, Inc., Cl A 1	3,842,748	5,120,818
173,542	Dynatrace, Inc. [1]	3,574,521	4,137,241
73,484	EPAM Systems, Inc. [1]	11,934,000	13,643,039
81,222	Facebook, Inc., Cl A 1	14,285,656	13,547,830
95,734	Fidelity National Information Services, Inc.	11,571,802	11,645,084
99,702	Guardant Health, Inc.[1]	6,237,621	6,939,259
38,653	Illumina, Inc. [1]	10,852,521	10,556,907
67,865	Neurocrine Biosciences, Inc. [1]	6,820,350	5,873,716
46,261	Okta, Inc. [1]	3,741,676	5,655,870

Shares		Cost	Value
Common Stocks (continued)
United States (continued)
138,907	PTC Therapeutics, Inc. [1]	$6,886,763	$6,196,641
83,190	RingCentral, Inc., Cl A 1	13,448,017	17,628,793
214,212	Schrödinger , Inc. [1]	3,641,604	9,236,821
118,938	Splunk, Inc. [1]	14,673,337	15,013,544
130,334	Twilio Inc., Cl A 1	15,298,260	11,663,590
103,874	Veeva Systems, Inc., Cl A 1	12,575,901	16,242,777
93,965	Zscaler, Inc. [1]	4,886,170	5,718,710

Total United States		216,192,672	246,172,801

Total Common Stocks		411,362,641	456,038,858

Principal Amount
Short Term Investments (11.41%)
$ 58,069,977	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $58,069,977; (Fully collateralized by $57,085,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $59,232,481) [2]	58,069,977	58,069,977

Total Investments (101.06%)		$469,432,618	514,108,835

Liabilities Less Cash and Other Assets (-1.06%)			(5,390,106)

Net Assets			$508,718,729

Retail Shares (Equivalent to $26.47 per share based on 8,224,947 shares outstanding)			$217,716,358

Institutional Shares (Equivalent to $26.89 per share based on 10,568,609 shares outstanding)			$284,198,609

R6 Shares (Equivalent to $26.91 per share based on 252,867 shares outstanding)			$6,803,762

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Level 2 security. See Note 7 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $13,915,601 or 2.74% of net assets.

All securities are Level 1, unless otherwise noted.

Summary of Investments by Sector as of March 31, 2020	Percentage of Net Assets
Information Technology	42.4%
Consumer Discretionary	22.8
Health Care	18.4
Communication Services	6.0
Cash and Cash Equivalents *	10.4

100.0%

*	Includes short term investments.

See Notes to Schedules of Investments.

Baron Real Estate Income Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.72%)
Consumer Discretionary (9.40%)
	Casinos & Gaming (9.40%)
2,594	Las Vegas Sands Corp.	$107,427	$110,167
4,866	MGM Resorts International	63,453	57,419
12,799	Penn National Gaming, Inc. [1]	200,239	161,907
9,683	Red Rock Resorts, Inc., Cl A	144,993	82,790

Total Consumer Discretionary		516,112	412,283

Information Technology (7.07%)
	Internet Services & Infrastructure (7.07%)
5,343	GDS Holdings Limited, ADR [1,2]	179,052	309,734

Real Estate (76.64%)
	Diversified REITs (0.77%)
1,870	STORE Capital Corp.	63,806	33,884

	Hotel & Resort REITs (2.14%)
3,968	MGM Growth Properties LLC, Cl A	117,065	93,923

	Industrial REITs (15.61%)
2,823	Duke Realty Corp.	76,594	91,409
4,194	Prologis, Inc.	321,066	337,072
4,588	Rexford Industrial Realty, Inc.	170,107	188,154
1,310	Terreno Realty Corp.	68,637	67,792

		636,404	684,427

	Office REITs (1.79%)
490	Boston Properties, Inc.	62,763	45,193
1,092	Douglas Emmett, Inc.	42,690	33,317

		105,453	78,510

	Residential REITs (18.93%)
5,648	American Homes 4 Rent, Cl A	154,417	131,034
491	AvalonBay Communities, Inc.	84,901	72,260
2,289	Equity LifeStyle Properties, Inc.	116,798	131,572
1,540	Equity Residential	102,522	95,033
308	Essex Property Trust, Inc.	81,541	67,834
9,492	Invitation Homes, Inc.	229,443	202,844
1,033	Sun Communities, Inc.	109,398	128,970

		879,020	829,547

	Specialized REITs (37.40%)
1,189	Alexandria Real Estate Equities, Inc. [3]	157,373	162,964
1,463	American Tower Corp.	289,679	318,568
4,724	Americold Realty Trust [3]	87,529	160,805
400	CoreSite Realty Corp.	40,988	46,360
708	Crown Castle International Corp.	86,628	102,235
960	Digital Realty Trust, Inc.	126,636	133,354
482	Equinix, Inc.	218,750	301,043
2,772	Gaming and Leisure Properties, Inc.	102,036	76,812
3,072	QTS Realty Trust, Inc., Cl A	146,932	178,207
590	SBA Communications Corp.	158,282	159,282

		1,414,833	1,639,630

Total Real Estate		3,216,581	3,359,921

Shares		Cost	Value
Common Stocks (continued)
Utilities (3.61%)
	Multi-Utilities (3.61%)
432	Brookfield Infrastructure Corp., Cl A [1,2,3]	$16,858	$14,050
4,003	Brookfield Infrastructure Partners L.P. [2]	154,035	143,988

Total Utilities		170,893	158,038

Total Common Stocks		4,082,638	4,239,976

Principal Amount
Short Term Investments (4.09%)
$179,024	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $179,024; (Fully collateralized by $85,000 U.S. Treasury Inflation-Indexed Bond, 3.875% due 4/15/2029; Market value – $182,670) [4]	179,024	179,024

Total Investments (100.81%)		$4,261,662	4,419,000

Liabilities Less Cash and Other Assets (-0.81%)			(35,290)

Net Assets			$4,383,710

Retail Shares (Equivalent to $9.77 per share based on 149,968 shares outstanding)			$1,465,797

Institutional Shares (Equivalent to $9.81 per share based on 256,283 shares outstanding)			$2,512,988

R6 Shares (Equivalent to $9.80 per share based on 41,324 shares outstanding)			$404,925

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S &P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Health Care Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (93.26%)
Health Care (91.43%)
	Biotechnology (21.91%)
4,817	Acceleron Pharma, Inc. [1]	$211,363	$432,904
7,382	Alector, Inc. [1]	140,236	178,128
5,091	Applied Therapeutics, Inc. [1]	225,381	166,425
3,647	argenx SE, ADR [1,2]	330,855	480,419
6,150	Arrowhead Pharmaceuticals, Inc. [1]	180,683	176,935
5,375	Biohaven Pharmaceutical Holding Co. Ltd. [1,2]	253,237	182,911
6,405	Dicerna Pharmaceuticals, Inc. [1]	146,618	117,660
3,800	Minerva Neurosciences, Inc. [1]	21,685	22,876
2,503	Neurocrine Biosciences, Inc. [1]	228,639	216,635
763	NextCure, Inc. [1]	22,432	28,284
5,638	PTC Therapeutics, Inc. [1]	279,268	251,511
3,045	Vertex Pharmaceuticals Incorporated [1]	528,927	724,558
5,975	Zai Lab Limited, ADR [1,2]	177,482	307,593

		2,746,806	3,286,839

	Health Care Equipment (23.69%)
11,171	Abbott Laboratories	865,279	881,504
1,063	DexCom, Inc. [1]	125,792	286,234
2,417	Edwards Lifesciences Corp. [1]	445,177	455,894
845	IDEXX Laboratories, Inc. [1]	197,090	204,693
2,970	Inspire Medical Systems, Inc. [1,3]	160,507	179,032
1,485	Insulet Corp. [1]	131,587	246,035
911	Intuitive Surgical, Inc. [1]	468,910	451,136
900	Masimo Corporation [1]	134,241	159,408
10,662	Silk Road Medical, Inc. [1,3]	332,294	335,640
1,210	Teleflex, Inc.	339,838	354,360

		3,200,715	3,553,936

	Health Care Facilities (1.25%)
2,085	HCA Healthcare, Inc.	278,460	187,337

	Health Care Supplies (2.53%)
1,140	The Cooper Companies, Inc.	314,478	314,264
431	West Pharmaceutical Services, Inc.	39,160	65,620

		353,638	379,884
	Health Care Technology (4.22%)
10,819	Schrödinger, Inc. [1]	183,923	466,515
1,060	Veeva Systems, Inc., Cl A [1]	154,557	165,752

		338,480	632,267

	Life Sciences Tools & Services (12.32%)
2,425	10X Genomics, Inc., Cl A [1]	141,444	151,126
582	Adaptive Biotechnologies Corporation [1]	15,084	16,168
880	Bio-Techne Corporation	134,142	166,866
2,794	Guardant Health, Inc. [1,3]	177,224	194,462
778	ICON plc [1,2]	112,069	105,808
837	Illumina, Inc. [1]	233,232	228,602
2,013	IQVIA Holdings, Inc. [1]	294,776	217,122
312	Mettler-Toledo International, Inc. [1]	215,227	215,439
1,950	Thermo Fisher Scientific, Inc.	573,830	553,020

		1,897,028	1,848,613

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Managed Health Care (10.68%)
4,065	HealthEquity, Inc. [1]	$265,537	$205,649
1,455	Humana, Inc.	401,021	456,899
3,764	UnitedHealth Group, Incorporated	945,370	938,666

		1,611,928	1,601,214

	Pharmaceuticals (14.83%)
19,700	AstraZeneca PLC, ADR [2]	828,547	879,802
5,044	Dechra Pharmaceuticals PLC (United Kingdom) [1,2,4]	157,055	145,456
18,786	Roche Holding AG, ADR [2]	721,073	762,148
5,080	Sanofi, ADR [2]	229,228	222,098
1,828	Zoetis, Inc.	214,574	215,137

		2,150,477	2,224,641

Total Health Care		12,577,532	13,714,731

Real Estate (1.83%)
	Specialized REITs (1.83%)
1,997	Alexandria Real Estate Equities, Inc. [3]	265,313	273,709

Total Common Stocks		12,842,845	13,988,440

Principal Amount
Short Term Investments (5.97%)
$895,170	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $895,170; (Fully collateralized by $880,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $913,105) [4]	895,170	895,170

Total Investments (99.23%)		$13,738,015	14,883,610

Cash and Other Assets Less Liabilities (0.77%)			116,081

Net Assets			$14,999,691

Retail Shares (Equivalent to $11.65 per share based on 381,984 shares outstanding)			$4,451,959

Institutional Shares (Equivalent to $11.71 per share based on 654,836 shares outstanding)			$7,668,187

R6 Shares (Equivalent to $11.71 per share based on 245,959 shares outstanding)			$2,879,545

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[4]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron FinTech Fund

SCHEDULE OF INVESTMENTS

MARCH 31, 2020 (UNAUDITED)

Shares		Cost	Value
Common Stocks (96.07%)
Consumer Discretionary (2.52%)
	Internet & Direct Marketing Retail (2.52%)
920	Alibaba Group Holding Limited, ADR [1,2]	$193,553	$178,922

Financials (22.32%)
	Financial Exchanges & Data (18.61%)
640	CME Group, Inc.	127,739	110,662
1,100	London Stock Exchange Group plc (United Kingdom)[2,3]	110,985	98,401
430	MarketAxess Holdings, Inc.	148,880	143,005
1,450	Moody’s Corp.	360,374	306,675
1,040	MSCI, Inc.	298,754	300,518
1,450	S&P Global, Inc.	409,904	355,323
150	Tradeweb Markets, Inc., Cl A	7,648	6,306

		1,464,284	1,320,890
	Investment Banking & Brokerage (1.32%)
1,800	Houlihan Lokey, Inc.	91,547	93,816
	Property & Casualty Insurance (2.39%)
1,620	Kinsale Capital Group, Inc.	166,008	169,339

Total Financials		1,721,839	1,584,045

Industrials (10.89%)
	Research & Consulting Services (10.89%)
250	CoStar Group, Inc. [1]	164,219	146,802
4,100	IHS Markit Ltd. [2]	305,168	246,000
3,300	TransUnion	296,225	218,394
1,160	Verisk Analytics, Inc.	180,146	161,681

Total Industrials		945,758	772,877

Information Technology (60.34%)
	Application Software (8.91%)
600	Bill.Com Holdings, Inc. [1]	23,314	20,520
1,300	Ceridian HCM Holding, Inc. [1]	91,827	65,091
830	Fair Isaac Corp. [1]	326,199	255,383
1,500	Guidewire Software, Inc. [1]	165,641	118,965
750	Intuit, Inc.	197,996	172,500

		804,977	632,459
	Data Processing & Outsourced Services (38.72%)
400	Adyen N.V. (Netherlands), 144A [1,2]	342,059	339,958
3,600	Fidelity National Information Services, Inc.	514,131	437,904
220	FleetCor Technologies, Inc. [1]	63,478	41,039
1,700	Global Payments, Inc.	322,088	245,191
700	I3 Verticals, Inc., Cl A [1]	23,131	13,363
860	Jack Henry & Associates, Inc.	133,934	133,506
2,010	MasterCard Incorporated, Cl A	609,910	485,536
15,000	Network International Holdings plc, (United Kingdom), 144A [1,2,3]	125,567	72,936
3,350	PayPal Holdings, Inc. [1]	376,074	320,729
14,400	Repay Holdings Corporation, Cl A [1]	221,692	206,640
2,800	Visa, Inc., Cl A	537,135	451,136

		3,269,199	2,747,938

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (12.71%)
1,000	Accenture plc, Cl A [2]	$195,936	$163,260
9,000	Endava plc, ADR [1,2]	418,447	316,440
1,760	EPAM Systems, Inc. [1]	380,699	326,761
12,000	Grid Dynamics Holdings, Inc. (formerly, Chaserg Technology Acquisition Corp., Cl A)[1]	138,756	96,000

		1,133,838	902,461

Total Information Technology		5,208,014	4,282,858

Total Common Stocks		8,069,164	6,818,702

Principal Amount
Short Term Investments (4.20%)
$298,427	Repurchase Agreement with Fixed Income Clearing Corp., dated 3/31/2020, 0.00% due 4/1/2020; Proceeds at maturity – $298,427; (Fully collateralized by $295,000 U.S. Treasury Note, 1.125% due 2/28/2025; Market value – $306,098)[3]	298,427	298,427

Total Investments (100.27%)		$8,367,591	7,117,129

Liabilities Less Cash and Other Assets (-0.27%)			(19,362)

Net Assets			$7,097,767

Retail Shares (Equivalent to $8.75 per share based on 249,104 shares outstanding)			$2,179,895

Institutional Shares (Equivalent to $8.75 per share based on 415,932 shares outstanding)			$3,641,349

R6 Shares (Equivalent to $8.75 per share based on 145,811 shares outstanding)			$1,276,523

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At March 31, 2020, the market value of Rule 144A securities amounted to $412,894 or 5.82% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Select Funds	March 31, 2020

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Baron Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Delaware statutory trust on April 30, 2003, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Trust currently offers ten series (individually, a “Fund” and collectively, the “Funds”): Baron Partners Fund, Baron Focused Growth Fund, Baron Real Estate Income Fund, Baron Health Care Fund, Baron FinTech Fund, and Baron WealthBuilder Fund, which are non-diversified; and Baron International Growth Fund, Baron Real Estate Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund, which are diversified. Baron WealthBuilder Fund is presented in a separate report. Each Fund’s investment objective is to seek capital appreciation. Baron Partners Fund may employ “leverage” by borrowing money and using it to purchase additional securities. Borrowing for investment increases both investment opportunity and investment risk. Baron International Growth Fund, Baron Emerging Markets Fund, and Baron Global Advantage Fund invest their assets primarily in non-U.S. companies. Baron Real Estate Fund invests its assets primarily in U.S. and non-U.S. real estate and real estate-related companies. Baron Real Estate Income Fund invests its assets in U.S. and non-U.S. real estate income-producing securities and other real estate securities. Baron Health Care Fund invests its assets primarily in equity securities engaged in the research, development, production, sale, delivery or distribution of products and services related to the health care industry. Baron FinTech Fund invests its assets primarily in securities of companies that develop, use, or rely on innovative technologies or services, for banking, lending, capital markets, financial data analytics, insurance, payments, asset management, or wealth management.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms, or other platforms. R6 Shares are for investments in the amount of $5 million or more per Fund. R6 Shares are available only to qualified 401(a) plans (including 401(k) plans, Keogh plans, profit sharing plans, money purchase pension plans, target benefit plans, defined benefit pension plans, and Taft-Hartley multi-employer pension plans), endowment funds and foundations, any state, county or city, or its instrumentality, department, authority, or agency, 457 plans, including 457(a) governmental entity plans and tax-exempt plans, accounts registered to insurance companies, trust companies and bank trust departments, investment companies, both affiliated and not affiliated with BAMCO, Inc. (the “Adviser”), and any entity that is considered a corporation for tax purposes, including corporate non-qualified deferred compensation plans of such corporations. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Baron FinTech Fund commenced investment operations on January 2, 2020.

Baron Partners Fund was organized originally as a limited partnership in January 1992 under the laws of the State of Delaware. Effective as of the close of business on April 30, 2003, the predecessor partnership was reorganized into a series of the Trust. Baron Partners Fund commenced operations on April 30, 2003 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

Baron Focused Growth Fund was organized originally as a limited partnership in May 1996 under the laws of the State of Delaware. Effective as of the close of business on June 30, 2008, the predecessor partnership was reorganized into a series of the Trust. Baron Focused Growth Fund commenced operations on June 30, 2008 with a contribution of assets and liabilities, including securities-in-kind, from the predecessor partnership.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values (“NAV”) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the “NAV Calculation Time”)) on the New York Stock Exchange (the “Exchange”) on any day the Exchange is scheduled to be open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in the Adviser’s judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to: trading of the security has been halted or suspended; or the security has not been traded for an extended period of time. The Adviser has a Fair Valuation Committee (the

“Committee”) comprised of senior management representatives and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the NAV is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

Baron Partners Fund participated in securities lending activities during the three months ended March 31, 2020. There were no securities on loan at March 31, 2020.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by FASB Accounting Standards Update No. 2011-11 for the Funds’ investments in repurchase agreements at March 31, 2020, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Schedule of Investments.

Baron Select Funds	March 31, 2020

e) Master Limited Partnerships. The Funds may invest in master limited partnerships (“MLPs”). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended. These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources.

f) Fund Diversification and Concentration. Certain of the Funds hold non-diversified or concentrated portfolios that may contain fewer securities or invest in fewer industries than the portfolios of other mutual funds. This may increase the risk that the value of a Fund could decrease because of the poor performance of one or a few investments or of a particular industry. Additionally, non-diversified funds may encounter difficulty liquidating securities.

3. RESTRICTED SECURITIES

At March 31, 2020, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At March 31, 2020, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Partners Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$58,419,590
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017, 4/5/2018	102,704,465
Private Partnerships
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	194,026

Total Restricted Securities:		$161,318,081

(Cost $98,250,037)† (7.26% of Net Assets)

	Baron Focused Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	9/13/2017	$5,498,148
Private Preferred Stocks
Space Exploration Technologies Corp.	11/15/2017, 4/5/2018	7,216,043

Total Restricted Securities:		$12,714,191

(Cost $7,449,906)† (5.57% of Net Assets)

	Baron Emerging Markets Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Hemisphere Properties India Limited	9/17/2019	$8,202,496

(Cost $14,647,473) (0.22% of Net Assets)

†	See Schedules of Investments for cost of individual securities.

Baron Select Funds	March 31, 2020

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;
•

Level 2 – prices determined using other inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Funds’ investments carried at fair value:

	Baron Partners Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$2,667,495,671	$—	$—	$2,667,495,671
Private Common Stocks	—	—	58,419,590	58,419,590
Private Preferred Stocks	—	—	102,704,465	102,704,465
Private Partnerships	—	—	194,026	194,026
Short Term Investments	—	179,479	—	179,479

Total Investments	$2,667,495,671	$179,479	$161,318,081	$2,828,993,231

	Baron Focused Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$204,169,641	$—	$—	$204,169,641
Private Common Stocks	—	—	5,498,148	5,498,148
Private Preferred Stocks	—	—	7,216,043	7,216,043
Short Term Investments	—	10,969,070	—	10,969,070

Total Investments	$204,169,641	$10,969,070	$12,714,191	$227,852,902

	Baron International Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$94,729,934	$156,987,941	$—	$251,717,875
Short Term Investments	—	6,447,630	—	6,447,630

Total Investments	$94,729,934	$163,435,571	$—	$258,165,505

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2020

	Baron Real Estate Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$444,108,565	$8,186,326	$—	$452,294,891
Short Term Investments	—	17,367,027	—	17,367,027

Total Investments	$444,108,565	$25,553,353	$—	$469,661,918

	Baron Emerging Markets Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,295,273,221	$2,449,211,775	$—	$3,744,484,996
Private Common Stocks	—	—	8,202,496	8,202,496
Short Term Investments	—	29,489,012	—	29,489,012

Total Investments	$1,295,273,221	$2,478,700,787	$8,202,496	$3,782,176,504

	Baron Global Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$436,512,396	$19,526,462	$—	$456,038,858
Short Term Investments	—	58,069,977	—	58,069,977

Total Investments	$436,512,396	$77,596,439	$—	$514,108,835

	Baron Real Estate Income Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$4,239,976	$—	$—	$4,239,976
Short Term Investments	—	179,024	—	179,024

Total Investments	$4,239,976	$179,024	$—	$4,419,000

	Baron Health Care Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$13,842,984	$145,456	$—	$13,988,440
Short Term Investments		895,170	—	895,170

Total Investments	$13,842,984	$1,040,626	$—	$14,883,610

	Baron FinTech Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$6,647,365	$171,337	$—	$6,818,702
Short Term Investments	—	298,427	—	298,427

Total Investments	$6,647,365	$469,764	$—	$7,117,129

†	See Schedules of Investments for additional detailed categorizations.

Baron Select Funds	March 31, 2020

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Partners Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2020
Private Common Stocks
Industrials	$50,954,697	$—	$—	$7,464,893	$—	$—	$—	$—	$58,419,590	$7,464,893
Private Preferred Stocks
Industrials	89,580,822	—	—	13,123,643	—	—	—	—	102,704,465	13,123,643
Private Partnerships
Financials	193,268	—	—	758	—	—	—	—	194,026	758

Total	$140,728,787	$—	$—	$20,589,294	$—	$—	$—	$—	$161,318,081	$20,589,294

	Baron Focused Growth Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2020
Private Common Stocks
Industrials	$4,795,591	$—	$—	$702,557	$—	$—	$—	$—	$5,498,148	$702,557
Private Preferred Stocks
Industrials	6,293,973	—	—	922,070	—	—	—	—	7,216,043	922,070

Total	$11,089,564	$—	$—	$1,624,627	$—	$—	$—	$—	$12,714,191	$1,624,627

	Baron Emerging Markets Fund
Investments in Securities	Balance as of December 31, 2019	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of March 31, 2020	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at March 31, 2020
Private Common Stocks
Real Estate	$8,693,544	$—	$—	$(491,048)	$—	$—	$—	$—	$8,202,496	$(491,048)

Unobservable valuation inputs developed by the Adviser for significant (greater than 1% of net assets) Level 3 investments as of March 31, 2020 were as follows:

Baron Partners Fund

Sector	Company	Fair Value as of March 31, 2020		Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2020	Range used on March 31, 2020
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$161,124,055	*	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods	Change in the composite equity index of comparable companies	(2.35%)	(9.88%) – 4.53%
					Discount for lack of marketability	5.04%	5.04%
					Estimated volatility of the returns of equity[1]	44.04%	32.02% – 108.21%

Baron Focused Growth Fund

Sector	Company	Fair Value as of March 31, 2020		Valuation Technique	Unobservable Input	Weighted Average used on March 31, 2020	Range used on March 31, 2020
Private Common Stocks and Private Preferred Stocks: Industrials	Space Exploration Technologies Corp.	$12,714,1919	*	Combination of discounted cash flow analysis, current value via comparable companies, option- pricing, and arms- length transaction methods .	Change in the composite equity index of comparable companies	(2.35%)	(9.88%) – 4.53%
					Discount for lack of marketability	5.04%	5.04%
					Estimated volatility of the returns of equity[1]	44.04%	32.02% – 108.21%

[1]

The volatility was calculated as a weighted-average of the volatilities used for the two business segments of the company. Each business segment’s volatility was calculated as the simple average volatilities of comparable companies relevant to that business segment.

*	The fair value as of March 31, 2020 includes a third party transaction price.

A significant change in the EV/EBITDA multiple ratio may result in a directionally similar significant change in the fair value measurement, while a significant change in the discount for lack of marketability and equity index of comparable companies may not result in a materially higher or lower fair value measurement.

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of March 31, 2020, the components of net assets on a tax basis were as follows:

	Baron Partners Fund	Baron Focused Growth Fund	Baron International Growth Fund	Baron Real Estate Fund	Baron Emerging Markets Fund
Cost of investments	$1,512,163,821	$127,628,570	$258,437,953	$403,230,583	$3,860,351,151

Gross tax unrealized appreciation	1,433,350,655	107,576,107	42,164,889	102,965,821	629,743,940
Gross tax unrealized depreciation	(116,521,245)	(7,351,775)	(42,437,337)	(36,534,486)	(707,918,587)

Net tax unrealized appreciation (depreciation)	$1,316,829,410	$100,224,332	$(272,448)	$66,431,335	$(78,174,647)

	Baron Global Advantage Fund	Baron Real Estate Income Fund	Baron Health Care Fund	Baron FinTech Fund
Cost of investments	$469,432,618	$4,261,662	$13,738,015	$8,367,591

Gross tax unrealized appreciation	66,138,476	466,655	1,651,133	7,364
Gross tax unrealized depreciation	(21,462,259)	(309,317)	(505,538)	(1,257,826)

Net tax unrealized appreciation (depreciation)	$44,676,217	$157,338	$1,145,595	$(1,250,462)

6. SUBSEQUENT EVENT

The coronavirus disease 2019 (COVID-19) global pandemic and the aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders,restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, have had negative impacts, and in many cases severe negative impacts, on markets worldwide. It is not known how long such impacts, or any future impacts of other significant events described above, will or would last, but there could be a prolonged period of global economic slowdown, which may impact your Fund investment.